SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfPlantPropertyAndEquipmentByGeographicalInformationLineItems [Line Items]
Property and equipment, net	$ 1,381,442	$ 4,925,517
CHINA
ScheduleOfPlantPropertyAndEquipmentByGeographicalInformationLineItems [Line Items]
Property and equipment, net	899,384	4,241,628
HONG KONG
ScheduleOfPlantPropertyAndEquipmentByGeographicalInformationLineItems [Line Items]
Property and equipment, net	$ 482,058	$ 683,889